As filed with the Securities and Exchange Commission on September 29, 2003

Registration Nos. 33-27491

811-5782

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 32	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

(Check appropriate box or boxes)

Mercantile Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-551-2145

Jennifer E. Vollmer, Esq.

Mercantile Capital Advisors, Inc.

Two Hopkins Plaza

Baltimore, Maryland 21201

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2003 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on date pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A, B and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment No. 30 under the Securities Act of 1933, as amended, and Amendment No. 31 under the Investment Company Act of 1940, as amended, as filed with the Commission on June 24, 2003.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 29th day of September, 2003.

MERCANTILE FUNDS, INC.

(Registrant)

*/s/    John J. Pileggi

John J. Pileggi

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 33 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

*/s/ JOHN J. PILEGGI John J. Pileggi	President (Chief Executive Officer)	September 29, 2003

*/s/ LESLIE B. DISHAROON Leslie B. Disharoon	Chairman of the Board	September 29, 2003

*/s/ DECATUR H. MILLER Decatur H. Miller	Director	September 29, 2003

*/s/ EDWARD D. MILLER Edward D. Miller	Director	September 29, 2003

*/s/ JOHN R. MURPHY John R. Murphy	Director	September 29, 2003

*/s/ GEORGE R. PACKARD, III George R. Packard, III	Director	September 29, 2003

*/s/ L. WHITE MATTHEWS, III L. White Matthews, III	Director	September 29, 2003

*/s/ BONNIE C. RAILEY Bonnie C. Railey	Treasurer (Principal Financial and Accounting Officer)	September 29, 2003

*By:  /s/    Savonne L. Ferguson

Savonne L. Ferguson**

Attorney-in-fact

**By Power of Attorney – Incorporated by reference to Amendment No. 30 to the Registration Statement as filed with the Commission on June 24, 2003.

MERCANTILE CAPITAL ADVISORS, INC.

Two Hopkins Plaza – 9th Floor

Baltimore, MD 21201

September 29, 2003

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Mercantile Funds, Inc. (formerly, M.S.D. & T. Funds, Inc.)
Registration Nos. 33-27491/811-5782

Ladies and Gentlemen:

We are filing via EDGAR, on behalf of Mercantile Funds, Inc. (“Registrant”), and pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 32 to Registrant’s registration statement on Form N-1A (the “Amendment”).

We are filing the Amendment pursuant to Rule 485(b)(1)(iii) under the 1933 Act to designate a new effective date for a previously filed post-effective amendment. If you have any questions concerning the Amendment, please call me at (410) 237-5106.

Sincerely,

/s/    Jennifer E. Vollmer

Jennifer E. Vollmer

Secretary

Mercantile Funds, Inc.